Oil and natural gas activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cost Incurred In Oil and Natural Gas Producing Activities

Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2012	2011	2010
Property acquisition costs
Proved properties	$1,108	$1,024	$32,458
Unproved properties	46,895	15,795	9,062

Total acquisition costs	48,003	16,819	41,520
Development costs	409,429	250,182	251,564
Exploration costs(1)	54,432	57,016	34,180

Total	$511,864	$324,017	$327,264

(1)	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.